Financial Instruments (Details) - Schedule of other variables remain constant - Variable rate instruments [Member]	12 Months Ended
Jun. 30, 2022 AUD ($)
Financial Instruments (Details) - Schedule of other variables remain constant [Line Items]
Profit or Loss, 1% increase	$ 60,114
Profit or Loss, 1% decrease	(60,114)
Equity, 1% increase	60,114
Equity, 1% decrease	$ (60,114)